Share based payment reserve (Details 3)	3 Months Ended
Nov. 30, 2022 shares $ / shares
Share-based Payments Reserve
Number of exercise price outstanding | $ / shares	$ 0.50
Number of options outstanding	7,375,000
Number of options exercisable	1,475,000
Expiry date	Aug. 17, 2027
Remaining contractual life	4 years 8 months 12 days